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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                                  ELFUN TRUSTS

 SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                         NUMBER OF
                                                                          SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6% +
--------------------------------------------------------------------------------------------------------------------------

BEVERAGES - 3.5%
PepsiCo, Inc.                                                             950,000                          $ 55,727

BIOTECHNOLOGY - 4.4%
Amgen Inc.                                                              1,040,000                            62,639 (a)
Gilead Sciences, Inc.                                                     170,000                             7,919 (a)
                                                                                                             70,558

CAPITAL MARKETS - 6.5%
State Street Corp.                                                      1,190,000                            62,594 (e)
The Goldman Sachs Group, Inc                                              225,000                            41,479
                                                                                                            104,073

CHEMICALS - 3.0%
Ecolab Inc.                                                               110,000                             5,085
Monsanto Co.                                                              560,000                            43,344
                                                                                                             48,429

COMMERCIAL SERVICES & SUPPLIES - 1.1%
Iron Mountain Inc.                                                        520,000                            13,863 (a)
Ritchie Bros Auctioneers Inc.                                              70,000                             1,718
Stericycle, Inc.                                                           45,000                             2,180 (a)
                                                                                                             17,761

COMMUNICATIONS EQUIPMENT - 9.3%
Cisco Systems, Inc.                                                     2,400,000                            56,496 (a)
QUALCOMM Inc.                                                           1,490,000                            67,020
Research In Motion Ltd.                                                   375,000                            25,331 (a)
                                                                                                            148,847

DIVERSIFIED FINANCIAL SERVICES - 3.3%
CME Group Inc.                                                            115,000                            35,442
JPMorgan Chase & Co.                                                      390,000                            17,090
                                                                                                             52,532

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Corning Inc.                                                              700,000                            10,717
Molex Inc. (Class A)                                                    1,380,000                            25,930
                                                                                                             36,647

ENERGY EQUIPMENT & SERVICES - 6.5%
Schlumberger Ltd.                                                       1,000,000                            59,600
Transocean Ltd.                                                           530,000                            45,331 (a)
                                                                                                            104,931

FOOD PRODUCTS - 0.2%
McCormick & Company Inc.                                                  110,000                             3,734

HEALTHCARE EQUIPMENT & SUPPLIES - 1.8%
DENTSPLY International Inc.                                                60,000                             2,072
Medtronic, Inc.                                                           750,000                            27,600
                                                                                                             29,672

HEALTHCARE PROVIDERS & SERVICES - 3.7%
Express Scripts, Inc.                                                     220,000                            17,068 (a)
Lincare Holdings Inc.                                                     980,000                            30,625 (a)
VCA Antech, Inc.                                                          430,000                            11,563 (a)
                                                                                                             59,256

HOTELS RESTAURANTS & LEISURE - 2.1%
Carnival Corp.                                                          1,000,000                            33,280

INSURANCE - 4.8%
Aflac Inc.                                                                700,000                            29,918
Alleghany Corp.                                                            39,413                            10,210 (a)
Berkshire Hathaway Inc. (Class B)                                          11,000                            36,553 (a)
                                                                                                             76,681

INTERNET SOFTWARE & SERVICES - 2.6%
Baidu, Inc ADR                                                             42,000                            16,424 (a)
eBay Inc.                                                               1,100,000                            25,971 (a)
                                                                                                             42,395

IT SERVICES - 8.6%
Automatic Data Processing, Inc.                                           520,000                            20,436
Paychex, Inc.                                                           1,170,000                            33,989
The Western Union Co.                                                   3,460,000                            65,463
Visa, Inc. (Class A)                                                      260,000                            17,969
                                                                                                            137,857

MACHINERY - 3.4%
Dover Corp.                                                             1,420,000                            55,039

MEDIA - 10.0%
Comcast Corp. (Class A)                                                 2,800,000                            45,024
Liberty Global, Inc. (Series C)                                         1,990,000                            44,695 (a)
Liberty Media Corp - Entertainment (Series A)                           2,300,000                            71,553 (a)
                                                                                                            161,272

OIL, GAS & CONSUMABLE FUELS - 1.2%
Exxon Mobil Corp.                                                         290,000                            19,897

PHARMACEUTICALS - 4.7%
Abbott Laboratories                                                       460,000                            22,756
Bristol-Myers Squibb Co.                                                  750,000                            16,890
Johnson & Johnson                                                         600,000                            36,534
                                                                                                             76,180

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
CB Richard Ellis Group, Inc. (Class A)                                  1,800,000                            21,132 (a)

SOFTWARE - 7.1%
Intuit, Inc.                                                            2,100,000                            59,850 (a)
Microsoft Corp.                                                         2,100,000                            54,369
                                                                                                            114,219

SPECIALTY RETAIL - 5.1%
Bed Bath & Beyond, Inc.                                                 1,300,000                            48,802 (a)
Lowe's Companies, Inc.                                                  1,550,000                            32,457
                                                                                                             81,259

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
American Tower Corp. (Class A)                                            500,000                            18,200 (a)

TOTAL COMMON STOCK                                                                                        1,569,578
(COST $1,340,130)

--------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
--------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             433 (j)
(COST $647)

TOTAL INVESTMENTS IN SECURITIES                                                                           1,570,011
(COST $1,340,777)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
--------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                        38,667 (d,p)
(COST $38,667)

TOTAL INVESTMENTS                                                                                         1,608,678
(COST $1,379,444)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                                       688

                                                                                                         -----------
NET ASSETS  - 100.0%                                                                                     $1,609,366
                                                                                                         ===========


           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $4,859; $7,054; $23,986 and $13,387or 2.24%, 0.39%, 7.14% and 5.17%of net
     assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2009 (as a percentage of net assets) as follows:

         AMBAC             9.81%
         FSA               9.31%

(n)  Treasury Inflation Protected Securities.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid Securities. At September 30, 2009, these securities amounted to $1,971 and $244 or 0.59% and 0.11% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


Elfun Trusts

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,608,244,423   $433,259     $          $1,608,677,682
other Financial
   Instruments  $-               $-	      $-	 $-




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 24, 2009